Distribution of Profits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Distribution of profits (Textual)
Appropriations to the statutory surplus reserve percentage	50.00%
Statutory reserves	¥ 311,590	$ 44,878	¥ 302,115
PRC [Member]
Distribution of profits (Textual)
Appropriations to the statutory surplus reserve percentage	10.00%